American Beacon AHL Managed Futures Strategy Fund

Supplement dated September 21, 2018
to the
Prospectus and Summary Prospectus dated April 30, 2018

Effective immediately, Matthew Sargaison will replace Nick Granger as a portfolio manager for the American Beacon AHL Managed Futures Strategy Fund (the "Fund").  Accordingly, effective immediately, all references to Nick Granger in the Prospectus are deleted and the following changes are made:

I.	On page 7, the table under the heading "Fund Summary - American Beacon AHL Managed Futures Strategy Fund - Portfolio Managers" is deleted and replaced with the following:

AHL Partners LLP	Russell Korgaonkar Director of Investment Strategies Since Fund Inception (2014)	Matthew Sargaison Co-Chief Executive Officer Since 2018

II.	On page 19, under the heading "Fund Management - The Sub-Advisor - AHL Partners LLP", the paragraph relating to Russell Korgaonkar and Nick Granger is deleted and replaced with the following:
Russell Korgaonkar is Director of Investment Strategies at AHL.  Mr. Korgaonkar is a member of AHL's management and investment committees. He has overall responsibility for AHL's Liquid Strategies unit, which creates and runs scalable systematic strategies, as well as the Institutional Solutions business. Mr. Korgaonkar joined the firm in 2001 as a researcher and later portfolio manager focused on systematic cash equity strategies, and was instrumental in building up AHL's expertise in this space. In 2011 he became Head of Portfolio Management, responsible for constructing and managing AHL's growing range of portfolios, and was promoted to his current role in June 2017. Russell holds a BA/MA (First Class) in Physics from the University of Oxford.
Matthew Sargaison is Co-Chief Executive Officer of AHL and a member of the Man Group Executive Committee. Matthew was previously AHL's Chief Investment Officer, with overall responsibility for investment management and research from 2012 and 2017, as well as Chief Risk Officer between 2009 and 2012. Before joining AHL in 2009, he spent 13 years working at Deutsche Bank, Barclays Capital and UBS. Matthew originally worked for AHL from 1992 to 1995 as a trading system researcher and institutional product designer. Matthew holds a degree in Mathematics from the University of Cambridge and a Master's Degree in advanced computer science from the University of Sheffield.
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American Beacon AHL Managed Futures Strategy Fund

Supplement dated September 21, 2018
to the
Statement of Additional Information dated April 30, 2018

Effective immediately, Matthew Sargaison will replace Nick Granger as a portfolio manager for the American Beacon AHL Managed Futures Strategy Fund (the "Fund").  Accordingly, effective immediately, all references to Nick Granger in the Statement of Additional Information are deleted and the following changes are made:

I.	On page 33, under the heading "Portfolio Managers", the table is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Russell Korgaonkar	N/A	43 ($10.11 bil)	27 ($13.39 bil)	N/A	38 ($9.15 bil)	19 ($10.84 bil)
Matthew Sargaison *	N/A	35 ($10.02 bil)	33 ($15.34 bil)	N/A	31 ($8.13 bil)	24 ($11.07 bil)
*As of September 17, 2018

II.	On page 34, under the heading "Portfolio Managers-Ownership of the Fund", the table related to AHL Partners LLP is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	AHL Managed Futures Strategy Fund
AHL Partners LLP
Russell Korgaonkar	None
Matthew Sargaison*	None
 *As of September 17, 2018

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